Shareholder Report, Average Annual Return (Details)		12 Months Ended	43 Months Ended
	May 21, 2021	Dec. 31, 2024	Dec. 31, 2024
C000232072
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent		(2.80%)	(3.76%)
Without Sales Load [Member] | C000232072
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.24%)	(3.07%)
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%	(1.70%)